                                                            [METLIFE LETTERHEAD]

METLIFE INSURANCE COMPANY OF CONNECTICUT
ONE CITYPLACE
185 ASYLUM STREET, 3CP
HARTFORD, CT  06103-3408

December 11, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Insurance Company of Connecticut
    MetLife of CT Separate Account PF II for Variable Annuities
    File No. 333-147891; 811-08317
    (PrimElite II Annuity)
    Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account PF II for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of Prospectus, Prospectus Supplements and Statement of Additional Information ("SAI"), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus, Prospectus Supplements and SAI contained in Amendment No. 21 for the Account filed electronically with the Commission on December 7, 2007.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,


/s/ John Towers
John Towers
Counsel
Metropolitan Life Insurance Company